STOCK-BASED COMPENSATION (Details Narrative) - USD ($)		3 Months Ended				9 Months Ended		12 Months Ended
	Sep. 13, 2023	Sep. 30, 2024	Sep. 30, 2023	Jun. 30, 2023	Mar. 31, 2023	Sep. 30, 2024	Sep. 30, 2023	Dec. 31, 2023	Dec. 31, 2022	Jan. 10, 2024
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Number of shares, nonvested vested and unreleased				2,005,000
Cancellation of restricted stock grants	1,705,000
Cancellation of unvested shares	3,000,000
Share-Based Payment Arrangement, Expense							$ 5,590,485	$ 5,590,486
Vested and unreleased shares		$ 16,439				16,439		$ 16,439
Share-Based Compensation Arrangement by Share-Based Payment Award, Equity Instruments Other than Options, Vested in Period				600,000				300,000
Share-Based Payment Arrangement, Noncash Expense			$ 2,278				5,590,485	$ 5,590,486
Titan Merger Acquisition [Member] | Series C Preferred Stock [Member] | Chief Executive Officer [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Share-Based Compensation Arrangement by Share-Based Payment Award, Equity Instruments Other than Options, Vested in Period						70,100		70,100
Share-Based Payment Arrangement, Noncash Expense						$ 5,586,796		$ 5,586,796
Restricted Stock [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Share-Based Payment Arrangement, Expense		0	$ 2,278			0	5,590,485	5,590,485	0
Share-Based Payment Arrangement, Nonvested Award, Cost Not yet Recognized, Amount		$ 0				0		0
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Vested in Period, Fair Value						$ 0	$ 3,510	$ 3,510	$ 0
2023 Plan [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Share-Based Compensation Arrangement by Share-Based Payment Award, Number of Shares Authorized										32,500,000
2023 Plan [Member] | Subsequent Event [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Share-Based Compensation Arrangement by Share-Based Payment Award, Number of Shares Authorized										32,500,000